FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			$ (139)	$ 78
Amount realized	(10)	(61)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	4	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	7	(7)
Carrying value	(98)	(139)	(98)	(139)	78
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			(10,494)	(8,662)
Fair value of the interest rate swap agreements			0		0
Fair value convertible senior debentures and derivatives liabilities			(2,870)	(1,555)
Fair value, option, credit risk, gains (losses) on assets			5		164
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures			(13,364)	(10,217)
Contingent Consideration In Connection With Cephalon Acquisition	40	(171)	40	(171)
Cash And Cash Equivalents2011 [Domain]
Total	2,844	1,509
Cash And Cash Equivalents2011 [Domain] | Level 1 [Member]
Total	2,956	1,625
Cash And Cash Equivalents2011 [Domain] | Level 2 [Member]
Total	(14)	23
Cash And Cash Equivalents2011 [Domain] | Level 3 [Member]
Total	(98)	(139)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	331	73	331	73
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	331	73	331	73
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,548	1,023	2,548	1,023
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	2,548	1,023	2,548	1,023
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	32	31	32	31
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	32	31	32	31
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	1	5	1	5
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	4	0	4
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	100	91	100	91
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	100	91	100	91
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	5	20	5	20
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	5	20	5	20
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Liability Derivatives [Member]
Derivatives-net	29	57	29	57
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	29	57	29	57
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	109	53	109	53
Derivatives-net	4	25	4	25
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	109	53	109	53
Derivatives-net	4	25	4	25
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Asset Derivatives [Member]
Derivatives-net	(20)	(17)	(20)	(17)
Derivative Fair Value Of Derivative Asset	0		0		0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(20)	(17)	(20)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	72	505	72	505
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	72	505	72	505
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net		(171)		(171)
Business Acquisition, Contingent Consideration, at Fair Value	(131)		(131)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net		0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net		0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net		(171)		(171)
Business Acquisition, Contingent Consideration, at Fair Value	$ (131)		$ (131)